Employee Benefit Plan, Reconciliation of Financial Statement to Form 5500 (Details) - EBP 001 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net assets available for benefits per the financial statements	$ 1,058,556,028	$ 962,884,285
Amounts allocated to withdrawing participants	0	(654,509)
EBP, Form 5500 Caption, Certain Deemed Distributions of Participant Loans	(588,554)	0
Net assets available for benefits per Form 5500	1,057,967,474	$ 962,229,776
Net increase in net assets per the financial statements	95,671,743
Amounts allocated to withdrawing participants, prior period	654,509
EBP, Reconciliation to Form 5500, Change in Net Asset Available for Benefit, Increase (Decrease) from Deemed Distribution	(588,554)
Net income per Form 5500	$ 95,737,698